Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	59 Months Ended	60 Months Ended	101 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000218613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blueprint Adaptive Growth Allocation Fund - Institutional Class
C000172452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HVIA Equity Fund - Institutional Class
C000235579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nia Impact Solutions Fund
Without Sales Load [Member] | C000218613
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%		8.99%
Without Sales Load [Member] | C000172452
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%			16.24%	14.50%
Without Sales Load [Member] | C000235579
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%	9.42%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.41%		20.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	18.41%			16.85%	14.79%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	14.09%	13.42%
Morningstar Global Allocations Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocations Index
Average Annual Return, Percent	10.28%		9.28%